Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES:
Net income	$ 23,142	$ 63,676	$ (95,084)	$ 112,992
Changes in operating assets and liabilities:
Accounts receivable	$ (27,282)	(32,284)	(48,919)	$ (9,701)
Advances to related party		7,534	7,539
Inventory	$ 13,219	(1,254)	(20,654)	$ (84,812)
Prepaid expenses		(3,000)
Accounts payable	$ (75,963)	722	197,000	(40)
Income tax payable		(49,120)	(49,120)	$ 61,032
Related party payable		4,772	4,772
Net cash (used) by operating activities	$ (66,884)	(8,949)	(4,466)	$ 79,471
Net cash (decrease) increase for period	(66,885)	(8,949)	(4,466)	79,471
Cash, beginning of period	101,354	105,820	105,820	26,349
Cash, end of period	$ 34,470	$ 96,871	$ 101,354	$ 105,820
Supplemental disclosures of cash flow information:
Cash paid of interest:
Cash paid for income taxes:			$ 51,000